Revenue - Contract Details - Summary of Due From Customers for Contract Work and Due to Customers for Contract Work (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unbilled due from customers for contract work	₩ 1,128,116	₩ 810,655
Due to customers for contract work	(644,947)	(641,064)
Construction contract in progress	₩ 483,169	₩ 169,591